Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Line of Business Financial Performance

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2011	2010	Percent Change	2011	2010	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,123	$2,004	5.9%	$4,604	$4,411	4.4%
Noninterest income	1,224	1,128	8.5	2,756	2,757	–
Securities gains (losses), net	–	(1)	*	–	–	–
Total net revenue	3,347	3,131	6.9	7,360	7,168	2.7
Noninterest expense	1,269	1,215	4.4	4,569	4,282	6.7
Other intangibles	16	16	–	72	96	(25.0)
Total noninterest expense	1,285	1,231	4.4	4,641	4,378	6.0
Income before provision and income taxes	2,062	1,900	8.5	2,719	2,790	(2.5)
Provision for credit losses	424	1,255	(66.2)	1,395	1,695	(17.7)
Income before income taxes	1,638	645	*	1,324	1,095	20.9
Income taxes and taxable-equivalent adjustment	597	234	*	481	398	20.9
Net income	1,041	411	*	843	697	20.9
Net (income) loss attributable to noncontrolling interests	4	2	*	(1)	(3)	66.7
Net income attributable to U.S. Bancorp	$1,045	$413	*	$842	$694	21.3
Average Balance Sheet
Commercial	$37,459	$33,329	12.4%	$7,366	$7,272	1.3%
Commercial real estate	19,204	19,595	(2.0)	15,537	13,821	12.4
Residential mortgages	67	80	(16.3)	33,245	27,242	22.0
Credit card	–	–	–	–	–	–
Other retail	5	34	(85.3)	45,730	45,036	1.5
Total loans, excluding covered loans	56,735	53,038	7.0	101,878	93,371	9.1
Covered loans	1,495	1,974	(24.3)	8,394	9,542	(12.0)
Total loans	58,230	55,012	5.8	110,272	102,913	7.2
Goodwill	1,604	1,608	(.2)	3,520	3,538	(.5)
Other intangible assets	52	69	(24.6)	2,042	1,906	7.1
Assets	64,062	60,208	6.4	124,361	117,332	6.0
Noninterest-bearing deposits	25,172	17,226	46.1	17,903	16,601	7.8
Interest checking	12,691	13,547	(6.3)	26,565	23,800	11.6
Savings products	9,309	11,614	(19.8)	40,566	36,120	12.3
Time deposits	14,511	11,594	25.2	24,437	25,835	(5.4)
Total deposits	61,683	53,981	14.3	109,471	102,356	7.0
Total U.S. Bancorp shareholders’ equity	5,586	5,378	3.9	9,431	8,614	9.5

*	Not meaningful

Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2011	2010	Percent Change	2011	2010	Percent Change	2011	2010	Percent Change	2011	2010	Percent Change

$358	$293	22.2%	$1,350	$1,339	.8%	$1,913	$1,741	9.9%	$10,348	$9,788	5.7%
1,050	1,110	(5.4)	3,247	3,150	3.1	514	293	75.4	8,791	8,438	4.2
–	–	–	–	–	–	(31)	(77)	59.7	(31)	(78)	60.3
1,408	1,403	.4	4,597	4,489	2.4	2,396	1,957	22.4	19,108	18,148	5.3
1,079	984	9.7	1,763	1,686	4.6	932	849	9.8	9,612	9,016	6.6
39	53	(26.4)	172	201	(14.4)	–	1	*	299	367	(18.5)
1,118	1,037	7.8	1,935	1,887	2.5	932	850	9.6	9,911	9,383	5.6
290	366	(20.8)	2,662	2,602	2.3	1,464	1,107	32.2	9,197	8,765	4.9
3	17	(82.4)	507	1,335	(62.0)	14	54	(74.1)	2,343	4,356	(46.2)
287	349	(17.8)	2,155	1,267	70.1	1,450	1,053	37.7	6,854	4,409	55.5
103	126	(18.3)	787	462	70.3	98	(76)	*	2,066	1,144	80.6
184	223	(17.5)	1,368	805	69.9	1,352	1,129	19.8	4,788	3,265	46.6
–	–	–	(40)	(29)	(37.9)	121	82	47.6	84	52	61.5
$184	$223	(17.5)	$1,328	$776	71.1	$1,473	$1,211	21.6	$4,872	$3,317	46.9

$1,046	$1,035	1.1%	$5,640	$5,212	8.2%	$105	$180	(41.7)%	$51,616	$47,028	9.8%
579	571	1.4	–	–	–	194	282	(31.2)	35,514	34,269	3.6
389	368	5.7	–	–	–	10	14	(28.6)	33,711	27,704	21.7
–	–	–	16,084	16,400	(1.9)	–	3	*	16,084	16,403	(1.9)
1,565	1,601	(2.2)	898	1,004	(10.6)	1	11	(90.9)	48,199	47,686	1.1
3,579	3,575	.1	22,622	22,616	–	310	490	(36.7)	185,124	173,090	7.0
12	14	(14.3)	5	5	–	6,397	8,397	(23.8)	16,303	19,932	(18.2)
3,591	3,589	.1	22,627	22,621	–	6,707	8,887	(24.5)	201,427	193,022	4.4
1,463	1,516	(3.5)	2,362	2,347	.6	–	–	–	8,949	9,009	(.7)
184	201	(8.5)	792	944	(16.1)	5	7	(28.6)	3,075	3,127	(1.7)
5,990	5,802	3.2	27,936	27,308	2.3	95,915	75,211	27.5	318,264	285,861	11.3
9,739	5,489	77.4	673	634	6.2	369	212	74.1	53,856	40,162	34.1
3,249	2,704	20.2	320	119	*	2	14	(85.7)	42,827	40,184	6.6
21,687	12,601	72.1	30	23	30.4	181	224	(19.2)	71,773	60,582	18.5
5,569	5,960	(6.6)	–	1	*	186	403	(53.8)	44,703	43,793	2.1
40,244	26,754	50.4	1,023	777	31.7	738	853	(13.5)	213,159	184,721	15.4
2,079	2,107	(1.3)	5,280	5,310	(.6)	9,824	6,640	48.0	32,200	28,049	14.8